Marketable debt securities - Breakdown (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Marketable debt securities
Other financial liabilities designated at fair value through profit or loss	$ 273,725	$ 178,265
Financial liabilities at amortized cost	864,266	890,284
Total financial liabilities	1,299,114	1,259,588
Debt instruments
Marketable debt securities
Other financial liabilities designated at fair value through profit or loss	3,246	4,750
Financial liabilities at amortized cost	111,211	98,312
Total financial liabilities	114,457	103,062
Debt instruments | Mexican peso
Marketable debt securities
Total financial liabilities	89,233	76,075
Debt instruments | US dollar
Marketable debt securities
Total financial liabilities	25,224	26,987
Certificates of deposit (unsecured)
Marketable debt securities
Total financial liabilities	37,823	22,433
Senior Unsecured Notes
Marketable debt securities
Total financial liabilities	18,849	19,590
Structured bank bonds
Marketable debt securities
Total financial liabilities	4,797	5,376
Promissory notes
Marketable debt securities
Total financial liabilities	23,314	35,831
Unsecured bonds
Marketable debt securities
Total financial liabilities	$ 29,674	19,717
Mortgage-backed bonds
Marketable debt securities
Total financial liabilities		$ 115